UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22932

Security Equity Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Equity Fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:   301-296-5100

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 100.3%
Industrials - 22.7%
Lockheed Martin Corp.[1,2]	3,753	$557,921
Trinity Industries, Inc.[1,2]	10,200	556,104
AO Smith Corp.[1,2]	8,400	453,096
Towers Watson & Co. — Class A1,2	2,200	280,742
Joy Global, Inc.[1,2]	4,500	263,205
Watts Water Technologies, Inc. — Class A1,2	2,800	173,237
Northrop Grumman Corp.[1,2]	1,100	126,071
General Electric Co.[1,2]	4,200	117,726
Con-way, Inc.[1,2]	1,700	67,507
Huntington Ingalls Industries, Inc.[1,2]	183	16,472
Total Industrials		2,612,081
Consumer Discretionary - 19.1%
TJX Companies, Inc.[1,2]	7,200	458,855
L Brands, Inc.[1,2]	5,100	315,435
Ross Stores, Inc.[1,2]	4,200	314,706
Walt Disney Co.[1,2]	4,024	307,434
Family Dollar Stores, Inc.[1,2]	3,700	240,389
The Gap, Inc.[1,2]	6,000	234,480
Jack in the Box, Inc.*,1,2	4,000	200,080
PVH Corp.[1,2]	800	108,816
RadioShack Corp.*,1,2	5,100	13,260
Total Consumer Discretionary		2,193,455
Consumer Staples - 19.1%
Philip Morris International, Inc.[1,2]	9,800	853,875
Altria Group, Inc.[1,2]	16,700	641,113
Herbalife Ltd.[1,2]	5,000	393,501
Wal-Mart Stores, Inc.[1,2]	2,200	173,118
Safeway, Inc.[1,2]	3,900	127,023
Total Consumer Staples		2,188,630
Health Care - 18.8%
ViroPharma, Inc.*,1,2	9,900	493,515
Johnson & Johnson[1,2]	5,000	457,950
Life Technologies Corp.*,1,2	2,800	212,240
Amgen, Inc.[1,2]	1,800	205,488
Forest Laboratories, Inc.*,1,2	3,400	204,102
WellCare Health Plans, Inc.*,1,2	2,300	161,966
Baxter International, Inc.[1,2]	1,800	125,190
Charles River Laboratories International, Inc.*,1,2	2,000	106,080
Owens & Minor, Inc.[1,2]	2,700	98,712
Kindred Healthcare, Inc.[1,2]	3,900	76,986
Total Health Care		2,142,229
Information Technology - 8.9%
CA, Inc.[1,2]	14,000	471,100
Arrow Electronics, Inc.*,1,2	2,600	141,050
Symantec Corp.[1,2]	5,900	139,122
Avnet, Inc.[1,2]	3,100	136,741
Harmonic, Inc.*,1,2	11,000	81,180
Amkor Technology, Inc.*,1,2	9,200	56,396
Total Information Technology		1,025,589
Financials - 4.1%
Amtrust Financial Services, Inc.[1,2]	7,260	237,329
Endurance Specialty Holdings Ltd.[1,2]	3,000	176,010
Genworth Financial, Inc. — Class A*,1,2	4,000	62,120
Total Financials		475,459
Energy - 3.3%
Anadarko Petroleum Corp.[1,2]	2,755	218,526
ConocoPhillips[1,2]	1,500	105,975
Phillips 66[1,2]	750	57,848
Total Energy		382,349
Telecommunication Services - 3.2%
AT&T, Inc.[1,2]	10,600	372,696
Utilities - 1.1%
Exelon Corp.[1,2]	4,743	129,911
Total Common Stocks
(Cost $7,135,003)		11,522,399
SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account U.S. Government Fund	22,018	22,018
Total Short Term Investments
(Cost $22,018)		22,018

	Face Amount
REPURCHASE AGREEMENT††,3 - 17.8%
State Street issued 12/31/13 at 0.00% due 01/02/14	$2,038,617	2,038,617
Total Repurchase Agreement
(Cost $2,038,617)		2,038,617
Total Long Investments - 118.3%
(Cost $9,195,638)		$13,583,034

	Shares
COMMON STOCKS SOLD SHORT††† - (63.8)%
Consumer Staples - (0.8)%
Monster Beverage Corp.*,4,5	3,250	(96,233)
Utilities - (2.1)%
Korea Electric Power Corp. ADR*,4,5	18,310	(247,735)
Telecommunication Services - (2.4)%
Clearwire Corp. — Class A*,4,5	2,530	(28,665)
Global Crossing Ltd.*,4,5	1,800	(28,746)
Leap Wireless International, Inc.*,4,5	1,500	(65,100)
SBA Communications Corp. — Class A*,4,5	2,400	(69,096)
Savvis, Inc.*,4,5	5,700	(84,018)
Total Telecommunication Services		(275,625)
Materials - (3.6)%
China National Building Material Company Ltd. — Class H4,5	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H4,5	4,500	(20,259)
Shougang Fushan Resources Group Ltd.[4,5]	66,000	(23,727)
Sino Gold Mining Ltd.*,4,5	8,600	(35,368)
Turquoise Hill Resources Ltd.*,4,5	4,440	(37,030)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT††† - (63.8)% (continued)
Materials - (3.6)% (continued)
Western Areas Ltd.[4,5]	6,200	$(44,456)
Zoltek Companies, Inc.*,4,5	2,700	(49,221)
Silver Wheaton Corp.[4,5]	6,100	(64,046)
Agnico Eagle Mines Ltd.[4,5]	1,800	(119,001)
Total Materials		(413,018)
Energy - (3.6)%
Aquila Resources Ltd.*,4,5	2,750	(21,907)
Arrow Energy Holdings Pty Ltd.*,4,5	8,900	(22,965)
Modec, Inc.[4,5]	900	(23,195)
Sevan Marine ASA*,4,5	5,900	(30,951)
Trican Well Service Ltd.[4,5]	2,000	(34,043)
QGC Pty Ltd.*,4,5	12,800	(49,787)
Rio Tinto Coal Mozambique*,4,5	6,700	(50,985)
Imperial Energy Corporation plc*,4,5	3,900	(77,681)
BPZ Resources, Inc.*,4,5	5,700	(107,160)
Total Energy		(418,674)
Industrials - (4.5)%
China Merchants Holdings International Company Ltd.[4,5]	3,100	(11,047)
China Communications Construction Company Ltd. — Class H4,5	15,000	(15,536)
China National Materials Company Ltd. — Class H4,5	34,400	(17,537)
Japan Steel Works Ltd.[4,5]	1,500	(20,809)
Ausenco Ltd.[4,5]	2,100	(22,658)
Toyo Tanso Company Ltd.[4,5]	500	(27,007)
Ryanair Holdings plc*,4,5	9,600	(35,971)
Meyer Burger Technology AG*,4,5	200	(49,879)
USG Corp.*,4,5	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H4,5	218,000	(188,550)
Total Industrials		(530,871)
Information Technology - (5.6)%
VeriSign, Inc.*,4,5	1,200	(30,756)
Access Company Ltd.*,4,5	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,4,5	1,260	(33,037)
Electronic Arts, Inc.*,4,5	900	(36,720)
Riverbed Technology, Inc.*,4,5	3,280	(43,624)
Red Hat, Inc.*,4,5	2,610	(46,589)
Baidu, Inc. ADR*,4,5	200	(53,726)
Intermec, Inc.*,4,5	2,740	(54,307)
Rambus, Inc.*,4,5	3,600	(55,224)
VMware, Inc. — Class A*,4,5	2,400	(68,592)
Equinix, Inc.*,4,5	1,000	(79,940)
Cree, Inc.*,4,5	4,000	(109,840)
Total Information Technology		(645,110)
Financials - (10.2)%
C C Land Holdings Ltd.[4,5]	50,000	(13,945)
Franshion Properties China Ltd.[4,5]	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.*,4,5	17,700	(24,682)
Aozora Bank Ltd.[4,5]	16,300	(26,250)
Monex Group, Inc.[4,5]	78	(27,384)
Mizuho Financial Group, Inc.[4,5]	11,000	(45,461)
Aeon Mall Company Ltd.[4,5]	1,700	(52,093)
PrivateBancorp, Inc. — Class A4,5	2,390	(102,770)
Erste Group Bank AG4,5	5,200	(319,536)
Wells Fargo & Co.[4,5]	12,384	(539,689)
Total Financials		(1,173,914)
Health Care - (11.8)%
Sepracor, Inc.*,4,5	1,400	(24,500)
Exelixis, Inc.*,4,5	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,4,5	2,420	(48,013)
Zeltia S.A.*,4,5	8,000	(54,559)
Intuitive Surgical, Inc.*,4,5	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,4,5	1,540	(56,703)
XenoPort, Inc.*,4,5	1,376	(63,062)
Luminex Corp.*,4,5	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,4,5	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,4,5	2,600	(71,942)
Align Technology, Inc.*,4,5	6,100	(74,420)
Intercell AG*,4,5	1,900	(74,840)
Acorda Therapeutics, Inc.*,4,5	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,4,5	3,050	(78,324)
Sequenom, Inc.*,4,5	3,810	(78,524)
Cepheid, Inc.*,4,5	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,4,5	1,900	(82,954)
Basilea Pharmaceutica[4,5]	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,4,5	2,900	(85,289)
athenahealth, Inc.*,4,5	2,500	(89,625)
Total Health Care		(1,340,347)
Consumer Discretionary - (19.2)%
Tokyo Broadcasting System Holdings, Inc.[4,5]	1,300	(21,836)
Genting Singapore plc[4,5]	124,900	(41,123)
bwin Interactive Entertainment AG*,4,5	1,600	(45,582)
Bwin.Party Digital Entertainment plc*,4,5	15,200	(57,210)
Focus Media Holding Ltd. ADR*,4,5	2,130	(63,900)
Sky Deutschland AG*,4,5	4,000	(65,668)
Marui Group Company Ltd.[4,5]	29,100	(219,527)
Pool Corp.[4,5]	11,639	(288,065)
Electrolux AB4,5	30,100	(395,761)
Brisa Auto-Estradas de Portugal S.A.*,4,5	44,400	(461,804)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT††† - (63.8)% (continued)
Consumer Discretionary - (19.2)% (continued)
Volkswagen AG4,5	1,300	$(539,374)
Total Consumer Discretionary		(2,199,850)
Total Common Stock Sold Short
(Proceeds $7,164,435)		(7,341,377)
Total Securities Sold Short- (63.8)%
(Proceeds $7,164,435)		$(7,341,377)
Other Assets & Liabilities, net - 45.5%		5,218,188
Total Net Assets - 100.0%		$11,459,845

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,383,188)	15	$(56,851)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2013.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $11,522,399 (cost $7,135,003), or 100.5% of total net assets. The security was deemed liquid at the time of purchase.
[3]	Repurchase Agreement — See Note 3.
[4]	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2013. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (64.06%) of total net assets.
[5]	Illiquid security.

ADR — American Depositary Receipt

plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, informationas to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Alpha Opportunity Fund	$11,522,399	$–	$2,060,635	$–	$13,583,034
Liabilities
Alpha Opportunity Fund	$–	$56,851	$–	$7,341,377	$7,398,228

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2013, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2013:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Fund	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377
Ending Balance	$7,341,377

3. Repurchase Agreements

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. The Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by the Fund.

At December 31, 2013, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street			Freddie Mac
	0.00%			2.00%
	Due 01/02/14	2,038,617	$2,038,617	01/30/23	$2,325,000	$2,082,370

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert their rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized futures for the purpose of index exposure.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Security Equity Fund

By (Signature and Title)*  /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date      February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date      February 21, 2014

By (Signature and Title)*  /s/ Nikolaos Bonos

Nikolaos Bonos, Treasurer

Date      February 21, 2014

* Print the name and title of each signing officer under his or her signature.